Stock Based Compensation (Details 1) - $ / shares	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Number of Shares
Outstanding at end of year	4,366,191
Exercisable	73,990
Weighted average exercise price
Outstanding at end of year	$ 0.20
Exercisable	$ 11.00
Stock Option [Member]
Number of Shares
Outstanding at begining of year	201,662	308,719
Granted	20,513	143,425
Exercised		(49,643)
Forfeited	(134,851)	(200,839)
Outstanding at end of year	87,324	201,662
Exercisable	73,990	54,626
Weighted average exercise price
Outstanding at beginning of year	$ 8.00	$ 11.00
Granted	$ 4.50	6.00
Exercised		7.00
Forfeited	$ 6.50	11.00
Outstanding at end of year	10.00	8.00
Exercisable	$ 11.00	$ 12.00